Annual Total Returns [BarChart] - First Trust SMID Cap Rising Dividend Achievers ETF - First Trust SMID Cap Rising Dividend Achievers ETF	Feb. 01, 2021
Bar Chart Table:
2018	(13.81%)
2019	24.69%
2020	11.25%